Not FDIC or NCUA Insured
No Financial Institution Guarantee
May Lose Value
BLANKK
FIRST QUARTER REPORT
July 31, 2026 (Unaudited)
Columbia Short Duration Municipal Bond Fund

Portfolio of Investments
Columbia Short Duration Municipal Bond Fund, July 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia Short Duration Municipal Bond Fund | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds 94 .2%
Alabama 5.8%
Black Belt Energy Gas District
(a)
Revenue Bonds
Series A (Mandatory Put 05/01/2032)
05/01/2056 5.250% 2,000,000 2,016,025
Series C (Mandatory Put 07/01/2031)
05/01/2055 5.000% 1,000,000 1,049,808
Series E (Mandatory Put 05/01/2035)
12/01/2055 5.000% 500,000 517,035
Black Belt Energy Gas District
Revenue Bonds
Series E
07/01/2033 5.000% 715,000 739,408
County of Jefferson Sewer Revenue
Refunding Revenue Bonds
10/01/2028 5.000% 1,750,000 1,822,540
10/01/2029 5.000% 1,500,000 1,577,910
Energy Southeast A Cooperative District
(b),(c)
Revenue Bonds
Series A-2
1 day USD SOFR + 1.500%
04/01/2034 0.000% 2,000,000 2,001,180
Southeast Energy Authority A Cooperative District
(a)
Revenue Bonds
Series C (Mandatory Put 02/01/2031)
05/01/2055 5.000% 2,000,000 2,109,250
Southeast Energy Authority A Cooperative District
Revenue Bonds
Series E
10/01/2030 5.000% 3,000,000 3,179,941
Total 15,013,097
Alaska 0.4%
State of Alaska
Refunding General Obligation Unlimited
Series A
08/01/2029 5.000% 1,000,000 1,063,324
Arizona 2.0%
Arizona Board of Regents
Refunding Revenue Bonds
Series A
07/01/2028 5.000% 350,000 365,156
Chandler Industrial Development Authority
(a)
Revenue Bonds
AMT
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
06/01/2049 4.000% 1,000,000 1,007,676
Series 1 (Mandatory Put 09/01/2027)
AMT
09/01/2042 5.000% 2,500,000 2,523,457
Sierra Vista Industrial Development Authority
(d)
Revenue Bonds
06/15/2034 5.000% 1,250,000 1,241,292
Total 5,137,581
California 8.4%
Anaheim Public Financing Authority
Refunding Revenue Bonds
Series A
09/01/2028 5.000% 1,000,000 1,045,206
California Community Choice Financing Authority
(a)
Revenue Bonds
Series B (Mandatory Put 12/01/2032)
01/01/2055 5.000% 1,000,000 1,020,418
Series H (Mandatory Put 08/01/2033)
01/01/2056 5.000% 2,000,000 2,115,256
California Municipal Finance Authority
(a)
Revenue Bonds
Series A (Mandatory Put 03/01/2034)
AMT
03/01/2054 3.875% 1,000,000 1,000,488
California Pollution Control Financing Authority
(a)
Revenue Bonds
Series A-1 (Mandatory Put 10/15/2026)
AMT
11/01/2042 2.950% 750,000 750,010
Corona-Norco Unified School District
(e)
General Obligation Unlimited
Series D (AG)
09/01/2027 0.000% 2,000,000 1,942,770
Escondido Union High School District
(e)
General Obligation Unlimited
Series A (AG)
08/01/2026 0.000% 1,000,000 1,000,000
Los Angeles Unified School District
Refunding General Obligation Unlimited
Series A
07/01/2029 5.000% 3,000,000 3,192,747
San Diego County Regional Airport Authority
Revenue Bonds
Series B
AMT

Portfolio of Investments
(continued)
Columbia Short Duration Municipal Bond Fund, July 31, 2026 (Unaudited)
Columbia Short Duration Municipal Bond Fund | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
07/01/2031 5.000% 715,000 768,480
San Francisco City & County Airport Commission-San Francisco
International Airport
Refunding Revenue Bonds
Series A
AMT
05/01/2028 5.000% 5,000,000 5,162,144
Southern California Public Power Authority
(a)
Revenue Bonds
Series A (Mandatory Put 09/01/2030)
04/01/2055 5.000% 1,000,000 1,037,461
William S Hart Union High School District
(e)
General Obligation Unlimited
Series B (AG)
09/01/2026 0.000% 2,500,000 2,494,383
Total 21,529,363
Colorado 2.2%
City & County of Denver Airport System Revenue
Refunding Revenue Bonds
Series A
AMT
11/15/2030 5.000% 1,925,000 1,964,670
Revenue Bonds
Series A
AMT
11/15/2028 5.000% 2,500,000 2,604,760
Colorado Health Facilities Authority
(b)
Revenue Bonds
Series A
11/15/2029 5.000% 1,000,000 1,050,528
Total 5,619,958
Connecticut 0.8%
Aquarion Water Authority
Revenue Bonds
Series B
02/01/2029 5.250% 100,000 105,448
Connecticut State Health & Educational Facilities Authority
(a)
Refunding Revenue Bonds
Series B (Mandatory Put 07/01/2029)
07/01/2049 5.000% 500,000 526,979
Stamford Housing Authority
Revenue Bonds
Series D
10/01/2030 4.250% 1,000,000 1,006,326
State of Connecticut Special Tax Revenue
Unrefunded Revenue Bonds
Series A
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
07/01/2027 5.000% 130,000 132,803
State of Connecticut Special Tax Revenue
(f)
Prerefunded 07/01/27 Revenue Bonds
Series A
07/01/2027 5.000% 370,000 377,878
Total 2,149,434
District of Columbia 0.4%
Metropolitan Washington Airports Authority Aviation Revenue
Refunding Revenue Bonds
Series A
AMT
10/01/2027 5.000% 1,000,000 1,023,856
Florida 2.2%
City of South Miami Health Facilities Authority, Inc.
(a)
Revenue Bonds
Series B (Mandatory Put 08/15/2030)
08/15/2065 5.000% 1,000,000 1,060,340
County of Miami-Dade Seaport Department
Refunding Revenue Bonds
Series A
AMT
10/01/2027 5.000% 1,650,000 1,680,802
Florida Development Finance Corp.
(a)
Revenue Bonds
Series A (Mandatory Put 09/01/2028)
AMT
09/01/2050 3.400% 200,000 200,231
Florida Local Government Finance Commission
(d)
Revenue Bonds
Series B-1
11/15/2031 4.700% 400,000 401,117
Florida Municipal Power Agency
Refunding Revenue Bonds
Series A
10/01/2031 5.000% 820,000 893,892
Village Community Development District No. 15
(d)
Special Assessment
05/01/2029 3.750% 495,000 495,827
Village Community Development District No. 16
Special Assessment
05/01/2030 3.550% 900,000 892,524
Total 5,624,733
Georgia 2.1%
Development Authority of Burke County
(a)
Refunding Revenue Bonds
Series 2013 (Mandatory Put 03/12/2027)

Portfolio of Investments
(continued)
Columbia Short Duration Municipal Bond Fund, July 31, 2026 (Unaudited)
Columbia Short Duration Municipal Bond Fund | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
11/01/2053 3.375% 350,000 350,553
Series 2nd (Mandatory Put 08/21/2029)
12/01/2049 3.300% 1,000,000 1,002,278
Main Street Natural Gas, Inc.
(a)
Revenue Bonds
Series A (Mandatory Put 06/01/2032)
06/01/2055 5.000% 1,000,000 1,061,109
Series B (Mandatory Put 06/01/2029)
12/01/2052 5.000% 2,000,000 2,059,776
Series C (Mandatory Put 09/01/2030)
09/01/2053 5.000% 1,000,000 1,050,214
Total 5,523,930
Illinois 2.7%
Chicago Board of Education
Refunding General Obligation Unlimited
Series B
12/01/2033 5.000% 1,000,000 999,969
Illinois Finance Authority
(a),(d)
Revenue Bonds
AMT
12/01/2043 4.800% 450,000 456,785
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
Series A
06/15/2029 5.000% 2,000,000 2,041,268
State of Illinois
General Obligation Unlimited
Series B
05/01/2028 5.000% 300,000 310,325
05/01/2032 5.000% 2,000,000 2,159,478
State of Illinois Sales Tax Revenue
Refunding Revenue Bonds
Series B
06/15/2027 5.000% 1,000,000 1,019,040
Total 6,986,865
Indiana 2.4%
Indiana Finance Authority
(a)
Refunding Revenue Bonds
Series A (Mandatory Put 08/01/2028)
AMT
03/01/2038 4.000% 3,000,000 3,021,869
Indianapolis Local Public Improvement Bond Bank
Refunding Revenue Bonds
Series I2
AMT
01/01/2030 5.000% 1,000,000 1,053,982
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Purdue University
Refunding Revenue Bonds
Series A
07/01/2029 5.000% 1,120,000 1,188,760
07/01/2030 5.000% 900,000 969,200
Total 6,233,811
Iowa 1.5%
Guthrie County Hospital
Revenue Bonds
Series A
02/01/2029 4.500% 1,000,000 996,324
PEFA, Inc.
(a)
Revenue Bonds
09/01/2049 5.000% 2,870,000 2,874,203
Total 3,870,527
Kansas 0.4%
Wyandotte County-Kansas City Unified Government
(d)
Revenue Bonds
03/01/2036 4.000% 1,000,000 967,389
Kentucky 1.6%
City of Henderson
(d)
Revenue Bonds
Series B
AMT
01/01/2032 3.700% 700,000 697,978
City of Pikeville
Revenue Bonds
08/01/2028 3.800% 1,000,000 997,487
Kentucky Public Energy Authority
(a)
Refunding Revenue Bonds
Series A (Mandatory Put 12/01/2029)
06/01/2055 5.250% 2,400,000 2,523,557
Total 4,219,022
Louisiana 0.5%
Louisiana Local Government Environmental Facilities &
Community Development Authority
Refunding Revenue Bonds
Series A
06/01/2030 2.000% 1,250,000 1,167,181
Maryland 1.3%
Maryland Community Development Administration
Revenue Bonds
Series D-2
01/01/2029 3.300% 1,300,000 1,304,256

Portfolio of Investments
(continued)
Columbia Short Duration Municipal Bond Fund, July 31, 2026 (Unaudited)
Columbia Short Duration Municipal Bond Fund | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Maryland Economic Development Corp.
Revenue Bonds
Series A-P3
AMT
11/12/2028 5.000% 2,000,000 2,001,326
Total 3,305,582
Massachusetts 1.6%
City of Quincy
General Obligation Limited Notes
08/13/2027 5.000% 1,500,000 1,530,684
Massachusetts Development Finance Agency
Refunding Revenue Bonds
10/01/2029 5.000% 1,000,000 1,003,547
Massachusetts Educational Financing Authority
Revenue Bonds
Series B
AMT
07/01/2029 5.000% 825,000 868,296
Massachusetts Housing Finance Agency
Revenue Bonds
Series C-3
12/01/2029 3.100% 650,000 641,730
Total 4,044,257
Michigan 3.8%
Great Lakes Water Authority Water Supply System Revenue
Refunding Revenue Bonds
Series A
07/01/2029 5.000% 2,250,000 2,380,888
Michigan Finance Authority
Refunding Revenue Bonds
Series D-1
10/15/2026 0.900% 2,495,000 2,481,131
Michigan State Housing Development Authority
Revenue Bonds
Series A (HUD)
10/01/2029 3.625% 2,500,000 2,500,012
04/01/2030 3.700% 2,500,000 2,480,974
Total 9,843,005
Minnesota 0.1%
City of Wayzata
Refunding Revenue Bonds
08/01/2026 3.000% 250,000 250,000
Mississippi 0.4%
Mississippi Business Finance Corp.
Revenue Bonds
AMT
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
03/01/2027 4.250% 1,000,000 1,003,904
Missouri 2.5%
Health & Educational Facilities Authority of the State of
Missouri
(a)
Revenue Bonds
Series B (Mandatory Put 04/01/2032)
04/01/2059 5.000% 1,000,000 1,077,834
Kansas City Industrial Development Authority
Revenue Bonds
Series A
AMT
03/01/2028 5.000% 1,645,000 1,695,610
03/01/2029 5.000% 2,165,000 2,262,257
Missouri Public Utilities Commission
Refunding Revenue Notes
10/01/2027 4.000% 1,500,000 1,508,120
Total 6,543,821
Nebraska 0.8%
Gretna Public Schools
General Obligation Unlimited
Series B
12/15/2027 5.000% 2,080,000 2,089,557
Nevada 0.3%
Sparks Tourism Improvement District No. 1
Revenue Bonds
06/15/2028 3.875% 520,000 521,477
State of Nevada Department of Business & Industry
(d)
Revenue Bonds
Series A
12/15/2029 4.500% 270,000 270,014
Total 791,491
New Hampshire 1.3%
New Hampshire Business Finance Authority
(d)
Revenue Bonds
12/01/2035 5.250% 700,000 690,218
06/01/2039 5.625% 400,000 399,959
New Hampshire Health & Education Facilities Authority Act
Revenue Bonds
Series A
06/01/2035 5.000% 2,000,000 2,274,465
Total 3,364,642
New Jersey 5.4%
New Jersey Educational Facilities Authority
(a)
Revenue Bonds
Series A (Mandatory Put 07/01/2031)
07/01/2064 5.000% 1,000,000 1,080,797

Portfolio of Investments
(continued)
Columbia Short Duration Municipal Bond Fund, July 31, 2026 (Unaudited)
Columbia Short Duration Municipal Bond Fund | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
New Jersey Health Care Facilities Financing Authority
Refunding Revenue Bonds
10/01/2031 5.000% 2,000,000 2,056,080
Series A
07/01/2029 5.000% 1,000,000 1,056,681
New Jersey Higher Education Student Assistance Authority
Revenue Bonds
Series B
AMT
12/01/2028 5.000% 4,000,000 4,144,117
New Jersey Housing & Mortgage Finance Agency
Revenue Bonds
Series D (FHLMC), (FNMA), (GNMA)
11/01/2027 2.900% 1,125,000 1,118,752
Series M
04/01/2056 6.500% 495,000 545,104
New Jersey Transportation Trust Fund Authority
(e)
Revenue Bonds
Series A
12/15/2026 0.000% 1,095,000 1,082,773
New Jersey Turnpike Authority
Revenue Bonds
Series B
01/01/2031 5.000% 2,720,000 2,938,251
Total 14,022,555
New York 14.5%
City of New York
General Obligation Unlimited
Series A
08/01/2029 5.000% 2,345,000 2,480,270
Hammond Central School District
General Obligation Unlimited Notes
06/24/2027 4.000% 1,000,000 1,008,421
Huntington Local Development Corp.
Revenue Bonds
Series B
07/01/2027 4.000% 355,000 352,773
Long Island Power Authority
Refunding Revenue Bonds
Series F
09/01/2029 5.000% 2,000,000 2,127,621
Long Island Power Authority
(a)
Revenue Bonds
Series B (Mandatory Put 09/01/2029)
09/01/2049 3.000% 2,500,000 2,479,090
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Lowville Academy Central School District
General Obligation Unlimited Notes
10/07/2026 4.000% 1,000,000 1,000,858
New York City Housing Development Corp.
(a)
Revenue Bonds
Series A-2 (Mandatory Put 02/01/2030)
11/01/2065 3.250% 750,000 744,896
Series F-2 (Mandatory Put 01/02/2029)
11/01/2064 3.400% 1,125,000 1,126,934
New York City Transitional Finance Authority Future Tax Secured
Revenue
Refunding Revenue Bonds
Series A-1
11/01/2029 5.000% 1,500,000 1,600,511
New York Liberty Development Corp.
Refunding Revenue Bonds
Series A
11/15/2031 1.900% 950,000 834,303
New York State Dormitory Authority
(a)
Revenue Bonds
Series 2-B (Mandatory Put 07/01/2032)
07/01/2049 5.000% 1,610,000 1,765,380
New York State Dormitory Authority
Revenue Bonds
Series A (AG), (ST AID WITHHLDG)
10/01/2029 5.000% 1,050,000 1,119,218
New York State Dormitory Authority
(f)
Refunding Revenue Bonds
Series A
03/15/2029 5.000% 3,250,000 3,436,066
New York State Housing Finance Agency
(a)
Revenue Bonds
Series A-2 (Mandatory Put 06/15/2029)
06/15/2054 3.350% 800,000 801,177
New York Transportation Development Corp.
Refunding Revenue Bonds
AMT
08/01/2026 2.250% 525,000 525,000
Pavilion Central School District
(b)
General Obligation Unlimited Notes
08/06/2027 4.000% 1,000,000 1,007,310
Port Authority of New York & New Jersey
Refunding Revenue Bonds
Series 207
AMT
09/15/2029 5.000% 5,000,000 5,132,805
Series 246
AMT

Portfolio of Investments
(continued)
Columbia Short Duration Municipal Bond Fund, July 31, 2026 (Unaudited)
Columbia Short Duration Municipal Bond Fund | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
09/01/2028 5.000% 3,000,000 3,117,910
South Lewis Central School District
General Obligation Unlimited Notes
06/29/2027 4.000% 2,000,000 2,017,106
Vestal Fire District
(b)
General Obligation Limited Notes
08/06/2027 4.250% 2,002,000 2,022,070
Village of Bergen
General Obligation Unlimited Notes
08/27/2026 4.000% 2,400,000 2,400,744
Total 37,100,463
North Carolina 0.8%
Cumberland County Industrial Facilities & Pollution Control
Financing Authority
(a)
Revenue Bonds
AMT
12/01/2027 3.125% 2,000,000 1,998,609
Ohio 1.4%
Ohio Air Quality Development Authority
(a)
Refunding Revenue Bonds
Series A (Mandatory Put 06/01/2027)
AMT
11/01/2039 4.250% 2,500,000 2,516,431
State of Ohio
Refunding Revenue Bonds
01/01/2032 5.000% 1,000,000 1,085,155
Total 3,601,586
Oklahoma 0.2%
Stillwater Utilities Authority
Refunding Revenue Bonds
Series A
10/01/2026 5.000% 500,000 501,649
Oregon 0.3%
Lincoln County School District
(a)
General Obligation Unlimited
06/15/2027 5.000% 650,000 661,316
Pennsylvania 3.1%
Pennsylvania Higher Education Assistance Agency
Revenue Bonds
Series 1A
AMT
06/01/2032 5.000% 2,000,000 2,100,448
Series A
06/01/2027 5.000% 1,315,000 1,330,055
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Pennsylvania Housing Finance Agency
Revenue Bonds
Series 129
10/01/2034 2.950% 1,500,000 1,365,715
Philadelphia Housing Authority
Revenue Bonds
Series A
03/01/2030 5.000% 2,000,000 2,118,236
Southeastern Pennsylvania Transportation Authority
Revenue Bonds
06/01/2027 5.000% 1,000,000 1,018,840
Total 7,933,294
Puerto Rico 0.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
(e),(g)
Revenue Bonds
Series A-1
07/01/2029 0.000% 1,000,000 906,394
Rhode Island 0.2%
Rhode Island Student Loan Authority
Revenue Bonds
Series A
AMT
12/01/2035 2.875% 595,000 592,464
South Carolina 1.1%
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Series A
AMT
04/01/2033 3.950% 355,000 357,186
Revenue Bonds
Series A
11/01/2031 5.000% 1,500,000 1,620,693
06/15/2033 5.500% 1,000,000 975,093
Total 2,952,972
Tennessee 0.9%
Metropolitan Government Nashville & Davidson County Health &
Educational Facilities Board
Revenue Bonds
Series A
07/01/2029 5.000% 1,250,000 1,312,254
Rutherford County Health & Educational Facilities Board
(a)
Refunding Revenue Bonds
Series B-1 (Mandatory Put 11/15/2030)
11/15/2048 5.000% 1,000,000 1,066,800
Total 2,379,054

Portfolio of Investments
(continued)
Columbia Short Duration Municipal Bond Fund, July 31, 2026 (Unaudited)
Columbia Short Duration Municipal Bond Fund | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Texas 11.8%
Board of Regents of the University of Texas System
Revenue Bonds
Series A
08/15/2028 5.000% 2,500,000 2,612,081
Central Texas Turnpike System
Refunding Revenue Bonds
Series C
08/15/2031 5.000% 1,710,000 1,852,489
City of Houston Airport System Revenue
Refunding Revenue Bonds
Series A (AG)
AMT
07/01/2031 5.000% 3,250,000 3,480,917
Revenue Bonds
Series B
AMT
07/15/2033 5.250% 2,000,000 2,125,773
City of Houston Combined Utility System Revenue
Refunding Revenue Bonds
Series A
11/15/2029 5.000% 500,000 532,514
City of San Antonio Electric & Gas Systems Revenue
Refunding Revenue Bonds
Series D
02/01/2029 5.000% 350,000 368,193
County of Harris Toll Road Revenue
Refunding Revenue Bonds
Series A
08/15/2028 5.000% 500,000 521,720
Harris County Cultural Education Facilities Finance Corp.
Revenue Bonds
Series A
05/15/2029 5.000% 1,250,000 1,303,873
Lower Colorado River Authority
Refunding Revenue Bonds
05/15/2028 5.000% 1,500,000 1,558,971
Manor Housing Public Facility Corp.
(a)
Revenue Bonds
11/01/2042 3.400% 3,000,000 3,010,083
Matagorda County Navigation District No. 1
Refunding Revenue Bonds
AMT
05/01/2030 4.250% 2,500,000 2,561,988
Mesquite Independent School District
Refunding General Obligation Unlimited
08/15/2028 5.000% 500,000 522,224
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Mission Economic Development Corp.
(a)
Revenue Bonds
AMT
12/01/2064 5.000% 350,000 361,178
North Texas Municipal Water District Water System Revenue
Refunding Revenue Bonds
09/01/2027 5.000% 450,000 461,452
09/01/2030 5.000% 1,000,000 1,077,444
North Texas Tollway Authority
Refunding Revenue Bonds
Series A
01/01/2027 5.000% 1,950,000 1,967,357
01/01/2029 5.000% 1,000,000 1,051,914
San Antonio Independent School District
Refunding General Obligation Unlimited
08/15/2027 5.000% 1,000,000 1,024,853
Tarrant County Cultural Education Facilities Finance Corp.
(a)
Revenue Bonds
Series C (Mandatory Put 11/15/2032)
11/15/2064 5.000% 750,000 813,631
Texas Home Collaborative
(a)
Revenue Bonds
10/01/2041 5.000% 1,725,000 1,726,625
Texas Municipal Gas Acquisition & Supply Corp. IV
(a)
Revenue Bonds
Series A (Mandatory Put 01/01/2030)
01/01/2054 5.500% 1,500,000 1,573,754
Total 30,509,034
Utah 0.3%
Intermountain Power Agency
Revenue Bonds
Series A
07/01/2029 5.000% 750,000 792,769
Vermont 0.4%
Vermont Student Assistance Corp.
Revenue Bonds
Series A
AMT
06/15/2028 5.000% 985,000 1,004,667
Virginia 2.5%
Amelia County Industrial Development Authority
Refunding Revenue Bonds
AMT
04/01/2027 1.450% 1,750,000 1,716,527
Fairfax County Redevelopment & Housing Authority
(a)
Revenue Bonds
01/01/2045 5.000% 2,750,000 2,795,345

Portfolio of Investments
(continued)
Columbia Short Duration Municipal Bond Fund, July 31, 2026 (Unaudited)
Columbia Short Duration Municipal Bond Fund | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Virginia Beach Development Authority
Revenue Bonds
Series B-3
09/01/2029 5.375% 1,000,000 1,001,200
Virginia Housing Development Authority
Revenue Bonds
Series A
09/01/2029 3.250% 1,000,000 999,859
Total 6,512,931
Washington 4.7%
City of Seattle
General Obligation Unlimited
12/01/2031 4.000% 1,810,000 1,810,373
Douglas County Public Utility District No. 1 Wells Hydroelectric
Project Revenue
Refunding Revenue Bonds
Series A
AMT
09/01/2027 5.000% 830,000 830,704
Port of Seattle
Refunding Revenue Bonds
Series B
AMT
08/01/2028 5.000% 1,500,000 1,557,568
Revenue Bonds
Series A
AMT
05/01/2028 5.000% 1,715,000 1,740,067
Series B
AMT
10/01/2030 5.000% 695,000 739,961
State of Washington
(e)
General Obligation Unlimited
Series E (XLCA)
12/01/2027 0.000% 2,345,000 2,253,283
Washington Health Care Facilities Authority
(a)
Revenue Bonds
Series B (Mandatory Put 08/15/2030) (AG)
08/15/2055 5.000% 3,000,000 3,156,930
Total 12,088,886
Wisconsin 0.7%
PMA Levy & Aid Anticipation Notes Program
Revenue Notes
Series A
09/24/2026 5.000% 1,000,000 1,002,567
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Public Finance Authority
(d),(e)
Revenue Bonds
12/15/2039 0.000% 330,000 140,077
Public Finance Authority
(d)
Revenue Bonds
12/15/2030 5.625% 557,899 557,763
Total 1,700,407
Total Municipal Bonds
(Cost $ 242,811,410 ) 242,625,380
1 1
Issuer . Yield
. Principal
Amount ($)
.
Value ($)
Variable Rate Demand Notes 1 .7%
New York 1.7%
City of New York
(a)
General Obligation Unlimited
Series I-2
03/01/2040
3.050% 865,000 865,000
New York City Municipal Water Finance Authority
(a)
Revenue Bonds
06/15/2044
3.050% 1,000,000 1,000,000
New York City Transitional Finance Authority Future Tax Secured
Revenue
(a)
Revenue Bonds
Series E-4
02/01/2045
3.050% 2,460,000 2,460,000
Total 4,325,000
Total Variable Rate Demand Notes
(Cost $ 4,325,000 ) 4,325,000
1 1
. Shares
.
Value ($)
Money Market Funds 5 .6%
BlackRock Liquidity Funds MuniCash,
Institutional Class, 2.187%
(h)
14,337,891 14,339,325
1 1 1
Total Money Market Funds
(Cost $ 14,339,325 ) 14,339,325
Total Investments in Securities
(Cost $ 261,475,735 ) 261,289,705
Other Assets & Liabilities, Net (3,822,846)
Net Assets 257,466,859

Portfolio of Investments
(continued)
Columbia Short Duration Municipal Bond Fund, July 31, 2026 (Unaudited)
Columbia Short Duration Municipal Bond Fund | 2026

Notes to Portfolio of Investments
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
(a) Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of July 31, 2026.
(b) Represents a security purchased on a when-issued basis.
(c) Variable rate security. The interest rate shown was the current rate as of July 31, 2026.
(d) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2026, the total value of these securities amounted to $6,318,419, which represents 2.45% of total net assets.
(e) Zero coupon bond.
(f) Escrowed to maturity.
(g) Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United
States. At July 31, 2026, the total value of these securities amounted to $906,394, which represents less than 0.01%.
(h) The rate shown is the seven-day current annualized yield at July 31, 2026.
Abbreviation Legend
AG Assured Guaranty Inc.
AMT Alternative Minimum Tax
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
HUD U.S. Department of Housing and Urban Development
PSF-GTD Permanent School Fund
SCH BD GTY School Bond Guaranty
SOFR Secured Overnight Financing Rate
ST AID
WITHHLDG State Aid Withholding
XLCA XL Capital Assurance
Currency Legend
USD US Dollar

1QT223_(09/26)
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